Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 632,141,254	$ 43,081,425	$ 476,369,631	$ 1,460,187	$ 2,311,305	$ 18,857,523	$ 1,174,221,325
Subnational - Antioquia
Total	379,341		3,226				382,567
Subnational - Cundinamarca
Total	149,989						149,989
Subnational - Cundinamarca One
Total	464,722						464,722
Subnational - Cundinamarca Two
Total	115,253						115,253
Subnational - Cundinamarca Four
Total	2,321,443		15,711				2,337,154
Subnational - Norte de Santander
Total	258,045						258,045
Subnational - Santander
Total			101,228				101,228
Subnational - Santander One
Total	104,781						104,781
Subnational - Santander Two
Total			105,283				105,283
Subnational - Tolima
Total	2,212,088						2,212,088
Subnational - Tolima One
Total	367,829						367,829
Subnational - Valle del Cauca
Total	172,586						172,586
Subnational-Dalmatia
Total	148,984					1,911,239	2,060,223
Subnational-Dalmatia One
Total			268,143				268,143
Subnational-Dalmatia Two
Total						837,767	837,767
Subnational-Dalmatia Three
Total			273,100				273,100
Subnational-Assiut
Total			133,724				133,724
Subnational-Assiut One
Total			137,792				137,792
Subnational-Assiut Two
Total			142,787				142,787
Subnational - Île-de-France
Total			314,820				314,820
Subnational - Île-de-France One
Total		1,105,691					1,105,691
Subnational - Île-de-France Two
Total	2,859,085						2,859,085
Subnational - Rhône-Alpes (Auvergne-Rhône-Alpes)
Total	131,921						131,921
Subnational-Normandie
Total		470,306					470,306
Subnational-Normandie One
Total		$ 82,217	3,828,270				3,910,487
Subnational - Bayern
Total	103,847						103,847
Subnational - Bayern One
Total	257,750						257,750
Subnational - Bayern Two
Total	180,993						180,993
Subnational - Bayern Three
Total						234,063	234,063
Subnational - Bayern Four
Total						233,434	233,434
Subnational - Bayern Five
Total						152,570	152,570
Subnational - Bayern Six
Total						215,862	215,862
Subnational - Brandenburg
Total	10,300,408						10,300,408
Subnational - Brandenburg One
Total						152,827	152,827
Subnational - Brandenburg Two
Total	243,355						243,355
Subnational - Brandenburg Three
Total						981,610	981,610
Subnational - Brandenburg Four
Total			104,405				104,405
Subnational - Sachsen
Total	456,798						456,798
Subnational - Sachsen One
Total	1,240,358						1,240,358
Subnational - Sachsen Two
Total			686,536				686,536
Subnational - Sachsen Three
Total	383,045						383,045
Subnational - Sachsen Four
Total	501,031						501,031
Subnational-Center
Total	4,091,876						4,091,876
Subnational-Center One
Total	242,000						242,000
Subnational-Center Two
Total	329,540						329,540
Subnational-Center Three
Total	117,712						117,712
Subnational-Center Four
Total	111,422						111,422
Subnational-North
Total	161,035						161,035
Subnational-North One
Total	1,742,495						1,742,495
Subnational-North Two
Total	176,999						176,999
Subnational-North Three
Total	202,497						202,497
Subnational-North Four
Total	163,393						163,393
Subnational-North Five
Total	428,449						428,449
Subnational-North Six
Total	386,831						386,831
Subnational-North Seven
Total	398,132						398,132
Subnational-South
Total	898,999						898,999
Subnational-South One
Total	1,013,721						1,013,721
Subnational-South Two
Total	108,033						108,033
Subnational-South Three
Total	179,127				581,927		761,054
Subnational - Baja California
Total	402,021		33,077				435,098
Subnational - Baja California One
Total			208,848				208,848
Subnational - Coahuila
Total	155,497		531				156,028
Subnational - Estado de México
Total	772,753		27,141				799,894
Subnational - Estado de México One
Total	245,562						245,562
Subnational - Estado de México Two
Total	520,474		28,340				548,814
Subnational - Estado de México Three
Total	197,846		38,697				236,543
Subnational - Hidalgo
Total	2,590,871		125,586				2,716,457
Subnational - Hidalgo One
Total	1,065,497		194,636				1,260,133
Subnational - Hidalgo Two
Total	8,572		231,719				240,291
Subnational - Jalisco
Total	96,224		17,918				114,142
Subnational - Jalisco One
Total			163,112				163,112
Subnational - Nuevo Leon
Total	788,807		133,938				922,745
Subnational - Nuevo Leon One
Total			698,362				698,362
Subnational - Nuevo Leon Two
Total	109,236						109,236
Subnational - Puebla
Total	167,543						167,543
Subnational - Puebla One
Total	222,902						222,902
Subnational - Quintana Roo
Total	49,333		8,008			$ 95,315	152,656
Subnational - Sonora
Total	110,937						110,937
Subnational - Yucatan
Total	246,806		10,332				257,138
Subnational - Yucatan One
Total	373,133		33,481				406,614
Subnational - Managua
Total	253,555			90,193			343,748
Subnational - Managua One
Total	224,574			436,107			660,681
Subnational - Managua Two
Total	66,698			55,518	156		122,372
Subnational - Managua Three
Total	815,055			823,241	1,991		1,640,287
Subnational - Provincia de Panama
Total	84,902			23,041	960		108,903
Subnational - lubelskie
Total	2,312,164		334,590				2,646,754
Subnational - Slaskie
Total	974,877		10,990				985,867
Subnational - Lesser Poland
Total	138,769		16,851				155,620
Subnational - Mazovia
Total	132,669		10,539				143,208
Subnational - Mazovia One
Total	124,138						124,138
Subnational - Mazovia Two
Total	224,032						224,032
Subnational - Pomerania
Total	124,778		76,333				201,111
Subnational - Pomerania One
Total			598,336				598,336
Subnational - Pomerania Two
Total			112,715				112,715
Subnational - Pomerania Three
Total			1,234,453				1,234,453
Subnational - Pomerania Four
Total	107,576						107,576
Subnational - Pomerania Five
Total	146,016		24,965				170,981
Subnational - Upper Silesia
Total	103,423		317,897				421,320
Subnational - Upper Silesia One
Total	329,504		72,392				401,896
Subnational - Upper Silesia Two
Total			326,759				326,759
Subnational - Upper Silesia Three
Total	101,094		46,920				148,014
Subnational - Upper Silesia Four
Total			160,643				160,643
Subnational - Upper Silesia Five
Total			395,130				395,130
Subnational - Islas Baleares
Total			1,007,071				1,007,071
Subnational - Catalunya
Total			440,963				440,963
Subnational - Catalunya One
Total			110,587				110,587
Subnational - Andalucia
Total			124,181				124,181
Subnational - Berkshire
Total	273,126						273,126
Subnational - Berkshire One
Total	167,481						167,481
Subnational - Cambridgeshire
Total	297,254						297,254
Subnational - Derbyshire
Total	131,070						131,070
Subnational - Derbyshire One
Total	785,994		9,518				795,512
Subnational - Essex
Total	607,171		9,765				616,936
Subnational - Essex One
Total	717,502						717,502
Subnational - Essex Two
Total	304,611		1,539				306,150
Subnational - Flintshire
Total	115,224						115,224
Subnational - Flintshire One
Total	120,384		2,198				122,582
Subnational - Marine
Total	202,665						202,665
Subnational - Hampshire
Total	44,075		61,099				105,174
Subnational - Hertfordshire
Total	101,252						101,252
Subnational - Hertfordshire One
Total	148,231						148,231
Subnational - Kent
Total	275,631		1,373				277,004
Subnational - Kent One
Total	293,014		179				293,193
Subnational - Lincolnshire
Total	177,809						177,809
Subnational - Lincolnshire One
Total	97,786		7,438				105,224
Subnational - Lincolnshire Two
Total	209,643						209,643
Subnational - Staffordshire
Total	128,068						128,068
Subnational - Staffordshire One
Total	158,424		360				158,784
Subnational - Staffordshire Two
Total	124,955						124,955
Subnational - Warwickshire
Total	147,088						147,088
Subnational - Warwickshire One
Total	137,201		5,823				143,024
Subnational - Warwickshire Two
Total	1,369,673						1,369,673
Subnational - Warwickshire Three
Total	126,301						126,301
Subnational - Bedfordshire
Total	263,911		39,882				303,793
Subnational - Alabama
Total			157,286				157,286
Subnational - California
Total			714,890				714,890
Subnational - California One
Total			138,581				138,581
Subnational - California Two
Total			534,296				534,296
Subnational - California Three
Total				106,029			106,029
Subnational - California Four
Total				110,966			110,966
Subnational - California Five
Total	200,403		60,415	49,871			310,689
Subnational - California Six
Total				227,498			227,498
Subnational - California Seven
Total				$ 140,519			140,519
Subnational - California Eight
Total			148,648				148,648
Subnational - California Nine
Total			631,218				631,218
Subnational - California Ten
Total			491,453				491,453
Subnational - California Eleven
Total			1,695,085				1,695,085
Subnational - California Twelve
Total			132,661				132,661
Subnational - California Thirteen
Total			1,263,789				1,263,789
Subnational - California Fourteen
Total			200,383				200,383
Subnational - California Fifteen
Total			166,278				166,278
Subnational - California Sixteen
Total	131,139						131,139
Subnational - Nevada
Total			141,196				141,196
Subnational - Nevada One
Total			130,346				130,346
Subnational - Nevada Two
Total	178,038		175				178,213
Subnational - Colorado
Total			267,629				267,629
Subnational - Colorado One
Total			1,490,184				1,490,184
Subnational - Florida
Total			1,618,632				1,618,632
Subnational - Florida One
Total			313,156				313,156
Subnational - Florida Two
Total			159,040				159,040
Subnational - Florida Three
Total			939,546				939,546
Subnational - Florida Four
Total			139,979				139,979
Subnational - Florida Five
Total			1,163,729				1,163,729
Subnational -Georgia
Total			126,469				126,469
Subnational -Arizona
Total			430,589				430,589
Subnational -Arizona One
Total			143,473				143,473
Subnational -Arizona Two
Total			160,910				160,910
Subnational - Texas
Total	$ 1,417,712		1,000				1,418,712
Subnational - Texas One
Total			186,777				186,777
Subnational - Texas Two
Total			$ 273,968				273,968
Subnational - Texas Three
Total					$ 665,140		$ 665,140